Employee Defined Contribution Plan (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Jun. 30, 2013 Historical Information [Member] USD ($)	Jun. 30, 2013 Historical Information [Member] CNY	Jun. 30, 2012 Historical Information [Member] CNY	Jun. 30, 2011 Historical Information [Member] CNY
Present value of the defined benefit obligation	$ 56,623	347,518	[1]	$ 61,590	378,004	[1]	346,209	[1]	$ 56,623	347,518	378,004	370,099
Fair value of plan assets	(40,422)	(248,089)	[1]	(40,164)	(246,500)	[1]	(261,240)	[1]	(40,422)	(248,089)	(246,500)	(279,267)
Deficit / (surplus) in the plan									$ 16,201	99,429	131,504	90,832

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.